Average Annual Total Returns - FidelityGrowthCompanyFund-KPRO - FidelityGrowthCompanyFund-KPRO - Fidelity Growth Company Fund	Jan. 28, 2023
Fidelity Growth Company Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(33.74%)
Past 5 years	12.53%
Past 10 years	16.14%
RS007
Average Annual Return:
Past 1 year	(28.97%)
Past 5 years	10.45%
Past 10 years	13.75%